Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management
Schedule of interest rate sensitivities of our financial assets and liabilities

The following table shows the approximate interest rate sensitivities of our financial assets and liabilities as at December 31:

	Effect on Net Income		Effect on Equity
	2017	2016	2017	2016
0.5% increase	$(2.2)	$(1.0)	$(2.2)	$(1.0)
0.5% decrease	2.2	1.0	2.2	1.0